GENERAL INFORMATION AND BASIS OF PREPARATION	6 Months Ended
Jul. 02, 2021
Corporate Information And Statement of IFRS Compliance [Abstract]
GENERAL INFORMATION AND BASIS OF PREPARATION
GENERAL INFORMATION AND BASIS OF PREPARATION
On 10 May 2021, Coca-Cola European Partners plc acquired Coca-Cola Amatil Limited (CCL or API), and subsequently changed its name to Coca-Cola Europacific Partners plc (the Company, or Parent Company). The Company and its subsidiaries (together CCEP, or the Group) are a leading consumer goods group in Western Europe and the Asia Pacific region, making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages.
Refer to Note 2 for further details about the acquisition of API.
The Company has ordinary shares with a nominal value of €0.01 per share (Shares). CCEP is a public company limited by shares, incorporated under the laws of England and Wales with the registered number in England of 09717350. The Group’s Shares are listed and traded on Euronext Amsterdam, the New York Stock Exchange, London Stock Exchange and on the Spanish Stock Exchanges. The address of the Company’s registered office is Pemberton House, Bakers Road, Uxbridge, UB8 1EZ, United Kingdom.
These condensed consolidated interim financial statements do not constitute statutory accounts as defined by Section 434 of the Companies Act 2006. They have been reviewed but not audited by the Group’s auditor. The statutory accounts for the Company for the year ended 31 December 2020, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), IFRS as adopted pursuant to Regulation (EC) No 1606/2002 as it applies within the European Union (EU) and in accordance with international accounting standards in conformity with the provisions of the UK Companies Act 2006, have been delivered to the Registrar of Companies. The auditor’s opinion on those accounts was unqualified and did not contain a statement made under section 498 (2) or (3) of the Companies Act 2006.
Impact of COVID-19 pandemic
The COVID-19 pandemic and related response measures have had and may continue to have an adverse effect on global economic conditions, as well as our business, results of operations, cash flows and financial condition. At this time, we cannot predict the degree to which, or the time period over which, our business will continue to be affected by COVID-19 and the related response measures. These impacts limit the comparability of these condensed consolidated interim financial statements with prior periods.
In addition, as part of the preparation of these condensed consolidated interim financial statements, we have considered the impact of Covid-19 on our accounting policies and judgements and estimates. The key accounting impacts and considerations for the Group are included in the relevant notes herein.
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with International Accounting Standard 34, "Interim Financial Reporting", as issued by the International Accounting Standards Board, UK adopted International Accounting Standard 34 and the Disclosure Guidance and Transparency Rules of the United Kingdom’s Financial Conduct Authority and should be read in conjunction with our 2020 Consolidated Financial Statements. The annual financial statements of the group for the year-ended 31 December 2021 will be prepared in accordance with IFRS as issued by the International Accounting Standards Board and UK adopted International Accounting Standards.
The 2020 Consolidated Financial Statements include a full description of the Group’s accounting policies. The same accounting policies and methods of computation have been used as described in the 2020 Consolidated Financial Statements, with the exception of taxes on income. Taxes on income in interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.
During the period, we performed an interim review and revaluation of certain pension schemes and recorded a pension remeasurement adjustment, primarily relating to changes in certain financial assumptions for our GB Scheme. These changes resulted in a €129 million reduction to the employment benefit liability and a corresponding credit to Other Comprehensive Income.
Several amendments and interpretations apply for the first time in 2021, but do not have a material impact on the condensed consolidated interim financial statements of the Group.
Reporting periods
Results are presented for the interim period from 1 January 2021 to 2 July 2021.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There were three more selling days in the six months ended 2 July 2021 versus the six months ended 26 June 2020, and there will be four fewer selling days in the second six months of 2021 versus the second six months of 2020 (based upon a standard five-day selling week).
The following table summarises the number of selling days, for the years ended 31 December 2021 and 31 December 2020 (based on a standard five-day selling week):

	Half year	Full year
2021	131	261
2020	128	262
Change	3	-1
Trading seasonality
In addition to the impact of the COVID-19 pandemic outlined above, operating results for the first half of 2021 may not be indicative of the results expected for the year ended 31 December 2021 as sales of the Group’s products are seasonal. In Europe, the second and third quarters typically account for higher unit sales of the Group’s products than the first and fourth quarters. In the Group’s Asia Pacific territories, the fourth quarter would typically reflect higher sales volumes in the year. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s results for the first half of the year. Additionally, year-over-year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half-yearly basis.
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.
The principal exchange rates used for translation purposes in respect of one Euro were:

	Average for the period ended[1]		Closing as at
	2 July 2021	26 June 2020	2 July 2021	31 December 2020	26 June 2020
UK Sterling	1.15	1.15	1.16	1.11	1.10
US Dollar	0.83	0.91	0.84	0.81	0.89
Norwegian Krone	0.10	0.09	0.10	0.10	0.09
Swedish Krone	0.10	0.09	0.10	0.10	0.10
Icelandic Krone	0.01	0.01	0.01	0.01	0.01
Australian Dollar	0.64	n/a	0.63	n/a	n/a
Indonesian Rupiah[2]	0.06	n/a	0.06	n/a	n/a
New Zealand Dollar	0.59	n/a	0.59	n/a	n/a
Papua New Guinean Kina	0.24	n/a	0.24	n/a	n/a
[1] For current year period European rates and US dollar are calculated as average for the period 1 January 2021 to 2 July 2021. Asia Pacific rates are calculated as average for the period from 10 May 2021 to 2 July 2021.
[2] Indonesian Rupiah is shown as 1000 IDR versus 1 EUR.